                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05
                                    --------

               Date of Reporting Period: Six months ended 4/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2005		2004	2003
Net Asset Value, Beginning of Period	$12.00		$11.64	$10.00
Income From Investment Operations:
Net investment income	0.44		0.93	0.90
Net realized and unrealized gain on investments	(0.48)		0.45	1.63
TOTAL FROM INVESTMENT OPERATIONS	(0.04)		1.38	2.53
Less Distributions:
Distributions from net investment income	(0.44)		(0.95)	(0.89)
Distributions from net realized gain on investments	(0.82)		(0.07)	--
TOTAL DISTRIBUTIONS	(1.26)		(1.02)	(0.89)
Net Asset Value, End of Period	$10.70		$12.00	$11.64
Total Return [1]	(0.47)		12.43%	26.19%

Ratios to Average Net Assets:
Expenses	0.50	% [2]	0.50%	0.46%
Net investment income	7.62	% [2]	7.79%	8.20%
Expense waiver/reimbursement [3]	0.90	% [2]	0.71%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,264		$36,763	$48,437
Portfolio turnover	22%		56%	22%
Redemption fees consisted of the following per share amounts	$0.00	[4]	$0.00 [4]	$0.00 [4]

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/ exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]
Actual	$1,000	$ 995.30	$2.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1 Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	0.0%	Aaa	0.0%
AA	0.0%	Aa	0.0%
A	0.0%	A	0.0%
BBB	1.1%	Baa	0.6%
BB	24.7%	Ba	23.9%
B	58.4%	B	50.5%
CCC	11.3%	Caa	19.9%
Not rated by S&P 3	1.7%	Not rated by Moody's 3	2.3%
Cash Equivalents [4]	2.2%	Cash Equivalents [4]	2.2%
Other Securities [5]	0.6%	Other Securities [5]	0.6%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments 1.5% are other fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows. As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Other Securities include common stock, preferred stock and warrants that do not qualify for credit ratings from an NRSRO.

At April 30, 2005, the Fund's index classification 6 was as follows:

Index Classification	Percentage of Total Investments [2]
Media - Non-cable	10.1%
Healthcare	6.6%
Chemicals	6.4%
Industrial - Other	6.2%
Food & Beverage	6.2%
Wireline Communications	5.1%
Consumer Products	4.9%
Gaming	4.8%
Utility - Natural Gas	4.5%
Paper	4.0%
Utility - Electric	3.7%
Technology	3.5%
Building Materials	3.2%
Automotive	3.0%
Retailers	2.8%
Wireless Communications	2.5%
Packaging	2.4%
Media - Cable	2.4%
Entertainment	2.3%
Other [7]	13.2%
Cash Equivalents [4]	2.2%
TOTAL	100.0%

6 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield Composite Bond Index (LHYCBI). Individual portfolio securities that are not included in the LHYCBI are assigned to an index classification at the discretion of the Fund's adviser.

7 For purposes of this table, index classifications which constitute less than 2.3% of the Fund's total investments have been aggregated under the designation "Other."

Portfolio of Investments

April 30, 2005 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--96.0%
		Aerospace/Defense--1.9%
$100,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$106,750
50,000		Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	53,750
50,000	[1,2]	K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	49,250
50,000	[1,2]	K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015	49,875
50,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	49,375
100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	95,750
50,000	[1,2]	Standard Aero Holdings, Inc., Sr. Sub. Note, 8.25%, 9/1/2014	51,500
100,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	102,500
		TOTAL	558,750
		Automotive--2.9%
100,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	71,500
100,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	73,500
225,000		General Motors Corp., Note, 8.375%, 7/15/2033	171,644
100,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	97,500
50,000	[1,2,3]	Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	29,000
75,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	79,875
50,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	52,000
87,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	93,960
100,000	[1,2]	Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	91,750
100,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	92,500
		TOTAL	853,229
		Building Materials--3.1%
100,000	[3]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	68,000
100,000	[1,2]	Builders Firstsource, Inc., Sr. Secd. Note, 7.02438%, 2/15/2012	97,500
100,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	105,500
100,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	101,500
100,000		Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	106,500
100,000	[1,2]	Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	88,500
50,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	50,250
200,000	[3]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	138,000
100,000	[1,2,3]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	50,500
50,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	44,500
75,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	72,938
		TOTAL	923,688
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--6.3%
$75,000	[1,2]	Aventine Renewable Energy Holdings, Inc., Sr. Secd. Note, 9.01%, 12/15/2011	$68,625
100,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	100,500
50,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	54,750
75,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	63,000
100,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	86,500
155,000	[1,2,3]	Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014	101,525
81,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	89,707
100,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	110,500
50,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	55,500
75,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	85,875
106,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	110,505
75,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	80,625
50,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	53,750
225,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	241,031
50,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	51,500
83,000	[3]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	61,420
100,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	103,000
50,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	48,750
75,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	63,750
50,000	[1,2]	Rockwood Specialties Group, Inc., Sr. Sub. Note, 7.50%, 11/15/2014	48,750
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	80,483
75,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	77,625
		TOTAL	1,837,671
		Construction Machinery--1.1%
100,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	102,500
50,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	54,000
50,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	54,250
50,000	[1,2]	NationsRent, Inc., Sr. Note, 9.50%, 5/1/2015	50,250
75,000		United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	71,813
		TOTAL	332,813
		Consumer Products--4.9%
100,000	[1,2,3]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	70,500
75,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	80,250
50,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	51,625
100,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	83,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$50,000	[1,2]	Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	$48,750
325,000	[3]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	237,250
50,000		K2, Inc., Sr. Note, 7.375%, 7/1/2014	51,125
75,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	79,500
100,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	104,250
175,000	[1,2]	Rayovac Corp., Sr. Sub. Note, 7.375%, 2/1/2015	170,625
100,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	101,500
125,000	[1,2,3]	Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014	69,375
50,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	48,250
81,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	90,720
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	88,000
45,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	48,150
		TOTAL	1,423,370
		Energy--1.5%
125,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	135,000
75,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	78,750
50,000	[1,2]	Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015	49,875
50,000	[1,2]	Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	48,500
25,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	25,875
100,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	107,500
		TOTAL	445,500
		Entertainment--2.3%
100,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	100,500
100,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	106,250
125,000	[3]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	86,562
75,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	75,000
125,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	120,625
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	85,313
50,000	[1,2]	Universal City Florida Holding Co., Floating Rate Note, 7.4925%, 5/1/2010	52,125
50,000	[1,2]	Universal City Florida Holding Co., Sr. Note, 8.375%, 5/1/2010	51,000
		TOTAL	677,375
		Environmental--1.2%
250,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	258,125
75,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	83,625
		TOTAL	341,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institutions--0.3%
$100,000	[1,2]	American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	$97,250
		Food & Beverage--6.0%
200,000	[1,2,3]	ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	135,000
75,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	80,250
50,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	51,875
100,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	104,500
200,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	215,000
50,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	50,437
100,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	105,750
32,000		Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	36,320
100,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	103,000
75,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	72,187
100,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	102,500
125,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	140,000
125,000	[1,2,3]	Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	90,625
50,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	56,314
200,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	215,000
50,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	53,750
50,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	55,375
100,000	[3]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	77,000
		TOTAL	1,744,883
		Gaming--4.7%
50,000	[1,2]	155 E. Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	48,000
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	105,500
50,000	[1,2]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	49,250
75,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	81,562
250,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	266,875
100,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	109,500
50,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	47,875
50,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	52,500
200,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	220,000
175,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	192,500
100,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	100,250
100,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	107,500
		TOTAL	1,381,312
Principal Amount			Value
		CORPORATE BONDS--continued
		Healthcare--6.5%
$50,000	[1,2]	AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	$52,750
125,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	125,625
100,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	121,610
50,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	49,000
250,000	[1,2,3]	CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	131,250
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	104,500
75,000	[1,2]	DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015	73,312
150,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	162,000
150,000		HCA - The Healthcare Corp., Sr. Note, 6.375%, 1/15/2015	151,291
175,000		HCA Inc., Sr. Note, 6.75%, 7/15/2013	181,140
100,000		HCA Inc., Sr. Note, 7.50%, 11/6/2033	103,507
75,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	71,625
50,000		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	53,875
100,000		Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	107,500
100,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	104,750
50,000	[1,2]	Rural/Metro Operating Co. LLC, Sr. Sub. Note, 9.875%, 3/15/2015	47,750
50,000		Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	51,625
75,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015	75,375
50,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	46,750
50,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	52,375
50,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	49,375
		TOTAL	1,916,985
		Industrial - Other--6.0%
100,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	96,500
75,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	75,750
50,000	[1,2]	American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	47,500
125,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	134,375
100,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	111,500
75,000	[1,2]	Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	70,125
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	54,875
100,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	103,500
98,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	111,230
100,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	95,500
75,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	81,000
75,000	[1,2]	NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012	76,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$54,786	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	$55,608
146,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	159,870
125,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	132,500
100,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	107,500
100,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	94,500
100,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	101,500
50,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	49,250
		TOTAL	1,759,083
		Lodging--1.4%
50,000	[1,2]	Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	46,500
12,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	12,300
100,000	[1,2]	Host Marriott LP, 6.375%, 3/15/2015	95,625
50,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	54,000
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	82,125
100,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	110,125
		TOTAL	400,675
		Media - Cable--2.3%
225,000	[1,2]	Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012	223,031
300,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	301,125
150,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	159,000
		TOTAL	683,156
		Media - Non-Cable--10.0%
125,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	133,750
75,000	[3]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	70,875
75,000	[1,2]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	72,375
50,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	50,500
125,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	127,812
100,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	98,250
50,000		Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014	52,500
175,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	190,312
114,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	134,662
119,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	132,685
150,000	[3]	Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	113,250
200,000	[1,2]	Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	195,000
150,000	[3]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	100,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$100,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 7.79375%, 1/15/2012	$100,750
75,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015	76,500
75,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	77,625
75,000	[3]	NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	54,000
50,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	47,750
65,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	67,925
225,000	[1,2,3]	PanAmSat Holding Corp., Sr. Disc. Note, 0/10.375%, 11/1/2014	145,125
125,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	130,000
100,000	[3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	98,750
100,000	[1,2]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	114,750
100,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	113,500
50,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	49,875
100,000		Sun Media Corp., Company Guarantee, 7.625%, 2/15/2013	102,500
175,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	155,750
125,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	114,063
		TOTAL	2,921,334
		Metals & Mining--1.3%
50,000	[1,2]	Imco Recycling Escrow, Sr. Note, 9.00%, 11/15/2014	51,250
75,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	81,937
75,000	[1,2]	Novelis, Inc., Sr. Note, 7.25%, 2/15/2015	72,937
100,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	101,500
76,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	83,980
		TOTAL	391,604
		Packaging--2.4%
50,000	[1,2]	AEP Industries, Inc., Sr. Note, 7.875%, 3/15/2013	49,865
100,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	111,000
50,000	[1,2]	Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	48,000
100,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	107,000
100,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	75,500
50,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	53,250
100,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	107,000
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	103,250
50,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	41,500
		TOTAL	696,365
Principal Amount			Value
		CORPORATE BONDS--continued
		Paper--3.9%
$75,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	$68,812
50,000	[1,2]	Boise Cascade LLC, Sr. Note, 6.01563%, 10/15/2012	49,750
50,000	[1,2]	Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	47,750
225,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	247,219
150,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	167,812
125,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	125,000
100,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	94,000
75,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	74,625
125,000		Mercer International, Inc., 9.25%, 2/15/2013	115,625
100,000	[1,2]	NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	96,500
75,000		Tembec Industries, Inc., 8.50%, 2/1/2011	57,750
		TOTAL	1,144,843
		Restaurants--0.6%
50,000	[1,2]	Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013	51,500
50,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	52,500
75,000	[1,2]	Landry's Seafood Restaurants, Inc., Sr. Note, 7.50%, 12/15/2014	70,125
		TOTAL	174,125
		Retailers--2.4%
100,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	103,000
73,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	73,000
50,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	38,500
100,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	105,500
100,000		Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014	94,750
50,000		Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012	53,000
125,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	143,750
100,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	98,000
		TOTAL	709,500
		Services--1.5%
32,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	35,840
125,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	135,000
75,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	71,625
75,000	[1,2]	Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013	76,397
75,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	75,375
50,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	56,750
		TOTAL	450,987
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--3.5%
$50,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 9.09%, 4/1/2010	$51,125
75,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	79,125
75,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	69,000
75,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	78,375
50,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	43,500
100,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	105,500
75,000	[1,2]	Smart Modular Technologies, Inc., Sr. Note, 8.35%, 4/1/2012	75,000
50,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	54,500
175,000	[1,2]	UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	188,125
75,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	72,188
75,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	80,438
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	114,000
		TOTAL	1,010,876
		Textile--0.5%
50,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	51,750
75,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	81,375
		TOTAL	133,125
		Tobacco--1.1%
125,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	131,250
100,000		Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	113,250
75,000		Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	86,344
		TOTAL	330,844
		Transportation--0.6%
50,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	27,250
125,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	135,938
		TOTAL	163,188
		Utility - Electric--3.7%
125,000		Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011	141,875
100,000	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	97,164
98,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	99,470
50,000		Nevada Power Co., 6.50%, 4/15/2012	51,125
50,000	[1,2]	Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015	48,750
100,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	110,750
50,000	[1,2]	Northwestern Corp., Sr. Secd. Note, 5.875%, 11/1/2014	51,056
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	$111,500
50,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	52,750
150,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	156,375
150,000	[1,2]	Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014	147,750
		TOTAL	1,068,565
		Utility - Natural Gas--4.5%
50,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	54,487
75,000	[1,2]	AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	75,375
100,000		El Paso Corp., 6.75%, 5/15/2009	96,500
150,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	136,875
125,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	126,562
125,000	[1,2]	Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	118,125
50,000	[1,2]	Inergy LP, Sr. Note, 6.875%, 12/15/2014	47,750
50,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 6.875%, 11/1/2014	49,250
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	78,563
50,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	50,084
175,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	201,628
25,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	27,059
50,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	53,875
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	189,000
		TOTAL	1,305,133
		Wireless Communications--2.5%
50,000	[3]	Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	37,250
50,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	51,500
50,000	[1,2]	New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	50,250
175,000		Nextel Communications, Inc., Sr. Note, 7.375%, 8/1/2015	187,250
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	120,313
50,000		Rogers Wireless, Inc., Sr. Secd. Note, 6.135%, 12/15/2010	51,625
50,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	51,563
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	77,250
100,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	110,250
		TOTAL	737,251
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireline Communications--5.1%
$300,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	$375,000
65,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	69,225
100,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	97,250
75,000		Citizens Communications Co., 9.00%, 8/15/2031	75,562
50,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	54,375
125,000		MCI, Inc., Sr. Note, 8.735%, 5/1/2014	135,625
100,000		Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	59,500
275,000	[1,2]	Qwest Corp. Note, 9.125%, 3/15/2012	292,875
225,000	[1,2]	Qwest Services Corp. Sr. Sub. Note, 14.00%, 12/15/2010	254,250
75,000	[1,2]	Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	72,188
		TOTAL	1,485,850
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,868,838)	28,101,080
		COMMON STOCKS--0.2%
		Food & Beverage--0.1%
2,490		B&G Foods, Inc.	36,703
		Industrial - Other--0.1%
17,689	[1,4]	ACP Holdings Corp., Warrants	34,051
		TOTAL COMMON STOCKS (IDENTIFIED COST $37,342)	70,754
		PREFERRED STOCK--0.4%
		Retailers--0.4%
150		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A (IDENTIFIED COST $150,900)	109,875
		MUTUAL FUND--0.0%
4	[5]	High Yield Bond Portfolio (IDENTIFIED COST $26)	25
Principal Amount			Value
		REPURCHASE AGREEMENT--2.2%
$636,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005, to be repurchased at $636,157 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	$636,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $28,693,106) [6]	28,917,734
		OTHER ASSETS AND LIABILITIES - NET--1.2%	346,271
		TOTAL NET ASSETS--100%	$29,264,005

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $7,696,787 which represents 26.3% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2005, these securities amounted to $7,662,736 which represents 26.2% of total net assets

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 Affiliated company.

6 The cost of investments for federal tax purposes amounts to $28,756,678.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Total investments in securities, at value, including $25 of investments in affiliated issuers (Note 5) (identified cost $28,693,106)		$28,917,734
Cash		19,159
Income receivable		613,856
Receivable for investments sold		76,452
Receivable for shares sold		1,686
TOTAL ASSETS		29,628,887
Liabilities:
Payable for investments purchased	$190,874
Payable for shares redeemed	18,290
Income distribution payable	139,701
Accrued expenses	16,017
TOTAL LIABILITIES		364,882
Net assets for 2,733,847 shares outstanding		$29,264,005
Net Assets Consist of:
Paid-in capital		$28,465,019
Net unrealized appreciation of investments		224,628
Accumulated net realized gain on investments		620,766
Distributions in excess of net investment income		(46,408)
TOTAL NET ASSETS		$29,264,005
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($29,264,005 ÷ 2,733,847 shares outstanding) no par value, unlimited shares authorized		$10.70
Offering price per share		$10.70
Redemption proceeds per share (98.00/100 of $10.70) [1]		$10.49

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:
Interest			$1,321,814
Dividends (including $56,152 received from affiliated issuers) (Note 5)			58,307
TOTAL INCOME			1,380,121
Expenses:
Investment adviser fee (Note 5)		$67,928
Administrative personnel and services fee (Note 5)		74,381
Custodian fees		4,205
Transfer and dividend disbursing agent fees and expenses		16,628
Directors'/Trustees' fees		2,712
Auditing fees		9,458
Legal fees		4,202
Portfolio accounting fees		33,138
Share registration costs		11,311
Printing and postage		9,706
Insurance premiums		3,969
Miscellaneous		696
TOTAL EXPENSES		238,334
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(67,928)
Waiver of administrative personnel and services fee	(12,226)
Reimbursement of other operating expenses	(72,437)
TOTAL WAIVERS AND REIMBURSEMENT		(152,591)
Net expenses			85,743
Net investment income			1,294,378
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $71,548 on sales of investments in affiliated issuers) (Note 5)			674,686
Net change in unrealized appreciation of investments			(1,913,780)
Net realized and unrealized loss on investments			(1,239,094)
Change in net assets resulting from operations			$55,284

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,294,378	$3,180,704
Net realized gain on investments	674,686	2,611,662
Net change in unrealized appreciation/depreciation of investments	(1,913,780)	(1,036,650)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	55,284	4,755,716
Distributions to Shareholders:
Distributions from net investment income	(1,343,892)	(3,293,572)
Distributions from net realized gains	(2,528,345)	(305,315)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,872,237)	(3,598,887)
Share Transactions:
Proceeds from sale of shares	5,217,011	16,737,849
Net asset value of shares issued to shareholders in payment of distributions declared	1,568,324	745,071
Cost of shares redeemed	(10,466,999)	(30,314,129)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,681,664)	(12,831,209)
Change in net assets	(7,498,617)	(11,674,380)
Net Assets:
Beginning of period	36,762,622	48,437,002
End of period (including undistributed (distributions in excess of) net investment income of $(46,408) and $3,106, respectively)	$29,264,005	$36,762,622

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004
Shares sold	462,697	1,419,134
Shares issued to shareholders in payment of distributions declared	139,815	63,479
Shares redeemed	(931,008)	(2,581,208)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(328,496)	(1,098,595)

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $28,756,678. The net unrealized appreciation of investments for federal tax purposes was $161,056. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $910,391 and net unrealized depreciation from investments for those securities having an excess of cost over value of $749,335.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$221
High Yield Bond Portfolio	$55,931

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in capital. For the six months ended April 30, 2005, the fund did not have any redemption fees.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$7,158,264
Sales	$13,776,574

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

28539 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Institutional Trust

By                /S/Richard J. Thomas, Principal Financial Officer
                  -------------------------------------------------

Date              June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue, Principal Executive Officer

Date              June 22, 2005

By                /S/Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005